April 1, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson Document Control — EDGAR

RE:	RiverSource Tax-Exempt Income Series, Inc. RiverSource Tax-Exempt High Income Fund Post-Effective Amendment No. 53 File No. 2-63552/811-2901
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 53 (Amendment). This Amendment was filed electronically on March 29, 2011.
If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (212) 850-1703.

Sincerely,
/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Vice President and Group Counsel Ameriprise Financial, Inc.